Subsequent events	6 Months Ended
Jun. 30, 2018
Subsequent Event [Line Items]
Subsequent Events [Text Block]
Subsequent Events
Dividend

On July 23, 2018, the Company’s Board of Directors declared a quarterly cash dividend of $0.02 per share, payable on or about August 31, 2018, to all shareholders of record as of August 15, 2018.

Liquidity and Debt

$30.0 Million Credit Facility

On September 13, 2018, the Company entered into a senior secured credit facility for up to $30.0 million with ING Bank N.V. to refinance two of our Kamsarmax bulk carriers (SBI Zumba and SBI Parapara). The facility has a final maturity date of five years from drawdown date and bears interest at LIBOR plus a margin of 2.20% per annum. This facility is secured by, among other things, a first preferred mortgage on the two Kamsarmax vessels and guaranteed by each of the vessel owning subsidiaries.

As of September 28, 2018, the Company drew down the entire $30.0 million available on this facility, all of which remains outstanding.

$60.0 Million Credit Facility

On September 11, 2018, the Company entered into a senior secured credit facility for up to $60.0 million. The loan facility will be used to finance up to 60% of the fair market value of two Ultramax dry bulk vessels (SBI Perseus and SBI Phoebe) and two Kamsarmax dry bulk vessels (SBI Electra and SBI Flamenco). The facility has a final maturity date of five years from drawdown date and bears interest at LIBOR plus a margin of 2.25% per annum. This facility is secured by, among other things, a first preferred mortgage on the four vessels and guaranteed by each of the vessel owning subsidiaries.

As of September 28, 2018, the Company drew down the entire $60.0 million available on this facility, all of which remains outstanding.

$67.5 Million Credit Facility

During the third quarter of 2018, the Company fully repaid this loan and terminated the credit facility. The four vessels previously financed by this loan are now financed under the $60.0 million Credit Facility.

$184.0 Million Credit Facility
On September 21, 2018, the Company entered into a senior secured credit facility for up to $184.0 million with Nordea Bank AB (publ), acting through its New York branch, and Skandinaviska Enskilda Banken AB (publ) to refinance up to 60% of the fair market value of six Ultramax dry bulk vessels (SBI Athena, SBI Thalia, SBI Zeus, SBI Hera, SBI Poseidon and SBI Apollo) and six Kamsarmax dry bulk vessels (SBI Conga, SBI Bolero, SBI Sousta, SBI Rock, SBI Reggae and SBI Mazurka). The facility, which is comprised of a term loan of up to $104.0 million and a revolver of up to $80.0 million, has a final maturity date of five years from signing date and bears interest at LIBOR plus a margin of 2.40% per annum. This facility is secured by, among other things, a first preferred mortgage on the twelve vessels and guaranteed by each of the vessel owning subsidiaries.

As of September 28, 2018, the Company drew down the entire $184.0 million available on this facility, all of which remains outstanding.

$409.0 Million Credit Facility

During the third quarter of 2018, the Company fully repaid this loan and terminated the credit facility. Two of the Kamsarmax vessels previously financed by this loan are now financed under the $30.0 million Credit Facility, twelve vessels previously financed by this loan are now financed under the $184.0 million Credit Facility and the SBI Echo is now financed under the $19.0 million Lease Financing - SBI Echo.

$20.5 Million Lease Financing - SBI Hermes
On September 27, 2018, the Company entered into a financing transaction with an unaffiliated third party involving the sale and leaseback of the SBI Hermes, a 2016 Japanese built Ultramax vessel, for consideration of $20.5 million. As part of the transaction, the Company will make payments of $5,850 per day under a five-year bareboat charter agreement with the buyer. If converted to floating interest rates, based on the expected weighted average life of the transaction, the equivalent cost of financing at the then prevailing swap rates would have been LIBOR plus a margin of 1.39% per annum.

The transaction also provides the Company with options to repurchase the vessel beginning on the third anniversary of the sale until the end of the bareboat charter agreement. This transaction, which is expected to close in the fourth quarter of 2018, will be treated as a financial lease for accounting purposes and increases the Company’s liquidity by approximately $11.3 million after repayment of the vessel’s existing loan.
2013 Equity Incentive Plan
On August 20, 2018, the Company’s Board of Directors approved the reloading of the 2013 Equity Incentive Plan (the “Plan”) and reserved an additional 1,189,350 common shares, par value $0.01 per share, for issuance pursuant to the Plan.
On September 28, 2018, the Company granted 1,039,000 restricted shares to its officers, employees and members of its board of directors pursuant to the Plan. These awards will vest in three equal annual installments beginning on June 10, 2020.
On September 28, 2018, the Company granted 150,000 restricted shares to its independent directors pursuant to the Plan. These awards will vest in three equal annual installments beginning on June 10, 2019.
IMO 2020

The Company has announced that management expects to retrofit the substantial majority of its vessels with exhaust gas cleaning systems, or scrubbers, to comply with the IMO 2020 rules regarding sulfur emissions by the end of the first half of 2020.   The Company expects the aggregate capital investment of such retrofits to be material, but has not determined the exact costs or how such costs will be financed.